Segment Information (Net Revenues Classified Based On Geographic Location Of Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 6,750,246		$ 6,106,277		$ 5,404,266
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,909,518		3,242,985		2,656,532
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	221,898		226,144		188,659
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,694,236	[1]	1,781,184	[1]	1,790,901	[1]
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 924,594		$ 855,964		$ 768,174
Net Revenues | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	9.00%		11.00%		13.00%

[1]	Net revenues in France consisted of approximately 9%, 11% and 13% of consolidated net revenues for the years ended December 31, 2012, 2011 and 2010, respectively.